SHARE CAPITAL - Subscribed and paid-in capital (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) item $ / shares shares	Dec. 31, 2019 COP ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
SHARE CAPITAL
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares
Total shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value) | $	$ 480,914	$ 480,914
Dividends declared
Minimum mandatory percentage of annual net income	50.00%
Mandatory percentage of annual net income if total reserves exceeds outstanding capital	70.00%
Minimum percentage of shareholder approval required to defer distribution of annual net income	78.00%
Cash dividends per share | $ / shares	$ 260	$ 1,638	$ 1,092	$ 1,020	$ 950
Legal reserves
Dividends declared
Minimum percentage of annual net income required to be appropriated to reserves	10.00%
Maximum reserve balance, as a percentage of total paid-in capital	50.00%
Common shares
Subscribed and paid-in shares
Total shares	509,704,584	509,704,584
Nominal value per share | $ / shares	$ 500	$ 500
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Number of days prior to general shareholders’ meeting in which common shareholders may inspect Company records | item	15
Preference shares
Subscribed and paid-in shares
Total shares	452,122,416	452,122,416
Nominal value per share | $ / shares	$ 500	$ 500
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Non-cumulative minimum preferred dividend, as a percentage of annual subscription price	1.00%
Minimum percentage of subscribed shareholders in attendance which is required to approve the payment of an annual distribution in equity securities	80.00%
Quorum of subscribed preferred shareholders attendance which is required for valid vote	80.00%